Schedule of goodwil (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	$ 195,097,659	$ 106,181,086	$ 83,259,416
Mergers and Acquisitions (Note 5)		88,288,194	22,921,670
Effect of movement in foreign exchange rates		628,379
Enthusiast Properties [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	76,263,276	54,467,041	54,467,041
Mergers and Acquisitions (Note 5)		21,496,335
Effect of movement in foreign exchange rates		299,900
T S R [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	20,898,598	20,898,598	20,898,598
Mergers and Acquisitions (Note 5)
Effect of movement in foreign exchange rates
Luminoity [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	6,003,150	6,003,150	6,003,150
Mergers and Acquisitions (Note 5)
Effect of movement in foreign exchange rates
Steel Media [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	1,890,627	1,890,627	1,890,627
Mergers and Acquisitions (Note 5)
Effect of movement in foreign exchange rates
Omnia [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	22,921,670	22,921,670
Mergers and Acquisitions (Note 5)			22,921,670
Effect of movement in foreign exchange rates
Addicting Games [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	29,282,414
Mergers and Acquisitions (Note 5)		28,947,665
Effect of movement in foreign exchange rates		334,749
Outplyed [Member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2021	$ 37,837,924
Mergers and Acquisitions (Note 5)		37,844,194
Effect of movement in foreign exchange rates		$ (6,270)